Net (Loss) Income Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net (loss) income attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations, basic	$ (37,041)	$ 35,222	$ 6,858
Net (loss) income attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations, diluted	(37,041)	35,222	6,858
Net (loss) income attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations, basic	(823)	(12,637)	(7,960)
Net (loss) income attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations, diluted	(823)	(12,637)	(7,960)
Net (loss) income attributable to ordinary shareholders of Mynd.ai, Inc., basic	(37,864)	22,585	(1,102)
Net (loss) income attributable to ordinary shareholders of Mynd.ai, Inc., diluted	$ (37,864)	$ 22,585	$ (1,102)
Denominator:
Weighted average shares outstanding used in calculating net (loss) income per share - basic (in shares)	427,986,755	426,422,220	426,422,220
Weighted average shares outstanding used in calculating net (loss) income per share - diluted (in shares)	427,986,755	426,422,220	426,422,220
Basic and diluted loss per share:
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations - basic (in dollars per share)	$ (0.09)	$ 0.08	$ 0.02
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations - diluted (in dollars per share)	(0.09)	0.08	0.02
Net (loss) per share attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations - basic (in dollars per share)	0	(0.03)	(0.02)
Net (loss) per share attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations - diluted (in dollars per share)	0	(0.03)	(0.02)
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. - diluted (in dollars per share)	(0.09)	0.05	0
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. - basic (in dollars per share)	$ (0.09)	$ 0.05	$ (0.00)